Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2020
Banking and Thrift, Interest [Abstract]
Schedule of deposit liabilities
The following tables provide the composition of the Company's customer accounts, including time deposits.

	September 30, 2020			September 30, 2019
	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate	Deposit Account Balance	As a % of Total Deposits	Weighted Average Rate
($ in thousands)
Non-interest checking	$2,164,071	15.7%	—%	$1,621,343	13.5%	—%
Interest checking	3,029,576	22.0	0.23	1,984,576	16.6	0.61
Savings	872,087	6.3	0.11	753,574	6.3	0.13
Money market	3,740,698	27.1	0.30	2,724,308	22.7	0.82
Time deposits	3,973,192	28.8	1.17	4,906,963	40.9	1.91
Total	$13,779,624	100%	0.48%	$11,990,764	100%	1.08%

Schedule of time deposits

Time deposits by rate band are as follows:	September 30, 2020	September 30, 2019
	(In thousands)
Less than 1.00%	$920,220	$21,281
1.00% to 1.99%	2,967,345	3,588,689
2.00% to 2.99%	85,533	1,294,889
3.00% to 3.99%	94	2,104
	$3,973,192	$4,906,963

Time deposits by maturity band are as follows:	September 30, 2020	September 30, 2019
	(In thousands)
Within 1 year	$3,127,416	$3,489,839
1 to 2 years	532,264	925,170
2 to 3 years	111,204	294,990
Over 3 years	202,308	196,964
	$3,973,192	$4,906,963

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2020	2019	2018
	(In thousands)
Checking accounts	$8,447	$12,499	$6,072
Savings accounts	959	980	920
Money market accounts	18,951	21,967	7,788
Time deposit accounts	72,494	87,665	58,468
	100,851	123,111	73,248
Less early withdrawal penalties	(539)	(895)	(756)
	$100,312	$122,216	$72,492

Weighted average interest rate at end of year	0.48%	1.08%	0.87%
Daily weighted average interest rate during the year	0.94%	1.05%	0.65%